LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2013
LONG-TERM INVESTMENTS.
LONG-TERM INVESTMENTS

12. LONG-TERM INVESTMENTS

	Ownership
December 31,	Interest	2013	2012
(millions of Canadian dollars)
Equity Investments
Joint Ventures
Liquids Pipelines
Chicap Pipeline	43.8%	29	27
Mustang Pipeline	30.0%	23	21
Seaway Pipeline	50.0%	2,048	1,385
Gas Pipelines, Processing and Energy Services
Offshore - various joint ventures	22.0% - 74.3%	401	391
Vector	60.0%	125	130
Alliance Pipeline US	50.0%	201	181
Aux Sable	42.7% - 50.0%	306	266
Other	33.3% - 70.0%	11	10
Sponsored Investments
Alliance Pipeline Canada	50.0%	165	179
Texas Express Pipeline	35.0%	396	183
Other	50.0%	62	35
Other Equity Investments
Corporate
Noverco Common Shares	38.9%	-	-
Other	16.3% - 49.99%	56	55
Other Long-Term Investments
Corporate
Noverco Preferred Shares		287	246
Other		102	66
		4,212	3,175

Equity investments include the unamortized excess of the purchase price over the underlying net book value of the investees’ assets at the purchase date which is comprised of $680 million (2012 - $636 million) in Goodwill and $517 million (2012 - $493 million) in amortizable assets.

JOINT VENTURES

Summarized combined financial information of the Company’s interest in unconsolidated equity investments in joint ventures is as follows:

Year ended December 31,	2013	2012	2011
(millions of Canadian dollars)
Revenues	1,212	956	827
Commodity costs	(371)	(236)	(138)
Operating and administrative expense	(268)	(244)	(200)
Depreciation and amortization	(175)	(159)	(158)
Other income/(expense)	4	4	(3)
Interest expense	(74)	(81)	(87)
Earnings before income taxes	328	240	241

December 31,	2013	2012
(millions of Canadian dollars)
Current assets	366	299
Property, plant and equipment, net	4,050	3,192
Deferred amounts and other assets	35	26
Intangible assets, net	75	74
Goodwill	680	639
Current liabilities	(395)	(333)
Long-term debt	(994)	(895)
Other long-term liabilities	(50)	(194)
Net assets	3,767	2,808

Alliance Pipeline

Certain assets of Alliance Pipeline Canada are pledged as collateral to Alliance Pipeline Canada lenders and to the lenders of Alliance Pipeline US. As well, certain assets of Alliance Pipeline US are pledged as collateral to Alliance Pipeline US lenders and to the lenders of Alliance Pipeline Canada.

OTHER EQUITY INVESTMENTS

Noverco

At December 31, 2013, Enbridge owned an equity interest in Noverco through ownership of 38.9% (2012 - 38.9%; 2011 - 38.9%) of its common shares and an investment in preferred shares. The preferred shares are entitled to a cumulative preferred dividend based on the average yield of Government of Canada bonds maturing in 10 years plus a range of 4.3% to 4.4%.

At December 31, 2013, Noverco owned an approximate 3.9% (2012 - 6.0%; 2011 - 8.9%) reciprocal shareholding in common shares of Enbridge. The change in reciprocal shareholding compared with prior years reflected the sale of Enbridge common shares by Noverco in 2012 and 2013. Through secondary offerings, Noverco sold 22.5 million Enbridge common shares in 2012 and a further 15 million common shares in 2013. Enbridge’s share of the net after-tax proceeds of $297 million and $248 million were received as dividends from Noverco in May 2012 and June 2013, respectively. The transactions were recognized as issuances of treasury stock on the Consolidated Statements of Changes in Equity and as an operating activity on the Consolidated Statements of Cash Flows.

As a result of Noverco’s reciprocal shareholding in Enbridge common shares, the Company has an indirect pro-rata interest of 1.5% (2012 - 2.1%; 2011 - 3.5%) in its own shares. Both the equity investment in Noverco and shareholders’ equity have been reduced by the reciprocal shareholding of $86 million at December 31, 2013 (2012 - $126 million; 2011 - $187 million). Noverco records dividends paid by the Company as dividend income and the Company eliminates these dividends from its equity earnings of Noverco. The Company records its pro-rata share of dividends paid by the Company to Noverco as a reduction of dividends paid and an increase in the Company’s investment in Noverco.